Impairment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Impairment (Tables)
Summary of Impairment of Long-Lived Assets Held For Used
	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Right-of-use assets (i)	$2,694,999	$72,529	$3,985,590	$820,616
Impairment (ii)	119,443,343	485,528,592	119,443,343	485,528,592
Non-THC business (iii)	-	-	-	58,030,387
Assets held for sale (Note 14 (b))	5,676,965	-	6,815,904	16,120,633
	$127,815,307	$485,601,121	$130,244,837	$560,500,228
Asset	Carrying value before impairment	Carrying value after impairment	Total impairment loss
Right of use assets	$1,680,224	$825,424	$854,800
License	52,304,385	9,699,829	42,604,556
Brand	78,189,441	23,624,000	54,565,441
Goodwill	21,418,546	-	21,418,546
	$153,592,596	$34,149,253	$119,443,343

	December 31, 2021	December 31, 2020
Non-THC business (i)	$5,555,437	$—
Assets held for sale (ii)	1,995,945	—
Impairment (Note 10)	646,765,918	—
	$654,317,300	$—

Schedule Of Assumption Of Impairment Fair Vlue
Asset	Approach	Discount Rate	Forecasted Sales Growth Rate	Terminal Value Growth Rate
Right of use assets	Market	N/A	N/A	N/A
License	Market	N/A	N/A	N/A
Brand	Income	11.75%	Average of 4%	3%

Schedule Of Carrying Value Of Goodwill
Direct-to-consumer (“DTC”)	$21,418,546
Reporting unit	Discount Rate	Forecasted Sales Growth Rate	Terminal Value Growth Rate
DTC	10.75%	Average of 4%	3%